Note 8 - Staff Numbers and Costs - Aggregate Remuneration Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 14,327	$ 14,299	$ 5,605
Social security costs	1,044	834	398
Pension contributions	788	848	196
Short-term compensated absences	1,254	996	403
Total	$ 17,412	$ 16,977	$ 6,602